Related and Interested Parties	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 26 - Related and Interested Parties

Note 26 - Related and Interested Parties

Related parties within its meaning in IAS 24 (2009), “Related Parties Disclosure”; Interested parties within their meaning in Paragraph 1 of the definition of an “interested party” in Section 1 of the Israeli Securities Law, 1968.

A. Parent company and subsidiaries

Israel Corporation Ltd. (hereinafter – Israel Corp.) is a public company listed for trading on the Tel‑Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as joint controlling shareholders of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the foreign discretionary trust that has indirect control of Millenium). Millenium holds approximately 46.95% of the share capital in Israel Corp., which holds as at February 14, 2017, approximately 45.93% of the voting rights and issued share capital of the Company. Millenium is held by Mashat Investments Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 80% and 20% holding rates in the issued share capital, respectively (it is noted that Mashat granted XT Investments a power of attorney for a fixed period (which is extendable) to vote according to XT's discretion  at General Meetings of Millenium in respect of shares constituting 5% of the voting rights in Millenium). Mashat is a private company,

Note 26 - Related and Interested Parties (cont’d)

A. Parent company and subsidiaries (cont’d)

wholly owned by a Dutch company, Ansonia Holdings Singapore B.V. (“Ansonia”). Ansonia is a wholly-owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is a wholly-owned subsidiary of the Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a foreign discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments, which directly holds approximately 1.24% of the share capital of Israel Corp., is a shareholder in Millenium, as stated. XT Investments is a private company, held in full by XT Holdings Ltd. (“XT Holdings”), a private company whose ordinary shares are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd., a company that is controlled by a foreign discretionary trust in which Mr. Idan Ofer is a prime beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. In addition, Kirby Enterprises Inc., which is indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the share capital of Israel Corp. Furthermore, XT Investments directly holds approximately 0.03% of the Company's capital (namely, 377,662 ordinary shares).

As at December 31, 2017, the number of ICL's shares held by Israel Corp. does not include 21,343,448 ordinary shares, which are subject to certain forward sale agreements, as detailed in the notification of registration for trading of ICL on Form F‑1, which was filed with the U.S. Securities and Exchange Commission (SEC) on September 23, 2014 (“the Financial Transaction”). Israel Corp. does not have voting rights or dispositive power with respect to the shares that are the subject of the Financial Transaction, which were provided to the financial entities (“forward counterparties”) with which it entered into the transaction. As at December 31, 2017, the closing period of the Financial Transaction commenced, which is expected to be executed, subject to its conditions, in increments on several closing dates that will take place during a period of about 1.75 years. Pursuant to the terms of the Financial Transaction, Israel Corp. will not regain voting and dispositive power with respect to the said shares (“physical settlement”), in whole or in part, unless it notifies the forward counterparties otherwise with respect to every relevant closing date. Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors and to exert significant influence with respect to the composition of the Company’s Board of Directors.

As at December 31, 2017, about 401 million ordinary shares were pledged by Israel Corp and its headquarters companies in order to secure certain liabilities, which consist almost entirely of loans secured by shares (margin loans), in the aggregate principal amount of $703 million.

B. Benefits to key management personnel (including directors)

The senior managers, in addition to their salaries, are entitled to non-cash benefits (such as vehicle and telephone etc.). The Group contributes to a post-employment defined benefit plan on their behalf. In accordance with the terms of the plan, the retirement age of senior managers is 67. Senior managers and directors also participate in the Company's incentive and equity remuneration plans (options for Company shares and restricted shares (see Note 22 – Equity).

Note 26 - Related and Interested Parties (cont’d)

B. Benefits to key management personnel (including directors)(cont’d)

Set forth below is detail regarding to benefits for key management personnel in 2017 and 2016.

In 2017, 21 key management personnel, of whom 10 are not employed in the company (directors). In 2016, 21 key management personnel, of whom 9 are not employed in the Company (directors)

For the year ended December 31
2017	2016
$ millions	$ millions

Short-term benefits	8	8
Post-employment benefits	1	1
Share-based payments	4	2

Total *	13	11

* To interested parties employed by the Company	4	3
* To interested parties not employed by the Company	1	2

C. Ordinary transactions that are not exceptional

The Company’s Board of Directors, with the agreement of the Audit Committee, decided that a transaction with related and interested parties will be considered a “negligible transaction” for public reporting purposes if all the following conditions have been met:

(1) It is not an “extraordinary transaction” within the meaning thereof in the Companies Law.

(2) The effect of each of the parameters listed hereunder is less than one percent (hereinafter – “the Negligibility Threshold”).

For every transaction or arrangement that is tested for the Negligibility Threshold, the parameters will be examined, to the extent they are relevant, on the basis of the Company's condensed or audited consolidated financial statements, as applicable, prior to the transaction, as detailed below:

Acquisition of assets

Assets ratio – the amount of the assets in the transaction (assets acquired or sold) divided by total assets.

Sale of assets

Assets ratio – the amount of the assets in the transaction (assets acquired or sold) divided by total assets.

Profit ratio – the profit or loss attributed to the transaction divided by the total annual comprehensive income or loss during the period.

Note 26 - Related and Interested Parties (cont’d)

C. Ordinary transactions that are not exceptional (cont’d)

Financial liabilities

Liabilities ratio – the amount of the liabilities in the transaction divided by the total liabilities.

Financing expenses ratio – the expected financing expenses in the specific transaction divided by the total financing expenses in the statement of income.

Acquisition and sale of products, services and manufacturing inputs

Revenue ratio – estimated revenue from the transaction divided by the annual revenue, or

Manufacturing expenses ratio – the amount of the expenses in the transaction divided by the annual cost of sales.

(3) The transaction is negligible also from a qualitative point of view. For the purpose of this criterion, it shall be examined whether there are special considerations justifying a special report on the transaction, even if it does not meet the quantitative criteria described above.

(4) In examining the negligibility of a transaction expected to occur in the future, among other things, the probability of the transaction occurring is to be examined.

D. Transactions with related and interested parties

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Sales	6	35	32
Cost of sales	97	113	127
Selling, transport and marketing expenses	8	7	9
Financing expenses (income), net	(9)	-	22
Management fees to the parent company	1	1	2
          A subsidiary in the Specialty Solutions segment is engaged in a long-term agreement with PCS, for acquisition of food‑quality phosphoric acid. The agreement is in effect until the end of 2018. In October 2017, the Company signed a new agreement with PCS for acquisition of phosphoric acid commencing January 2019 up to 2025. PCS was an interested party up to January 2018.
         In 2013, the Company's Board of Directors authorized certain subsidiaries in Israel to purchase electricity from OPC Rotem (a company related to the Company’s controlling shareholder).

Note 26 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties (cont’d)

         In 2015, the HR & Compensation Committee, Board of Directors and shareholders, approved an extension to the previous management fee agreements with Israel Corporation, for the period of 2015-2017, pursuant to which the annual management fees continued to be $3.5 million, plus VAT, with the amendment that upon approval of the terms of office of the Executive Chairman, the management fees will be reduced to $1 million, plus VAT. In the event such Executive Chairman ceases to serve and be compensated as such, as of that date the management fees will again be set at $3.5 million, plus VAT. Further amendment was made to allow the Company to grant equity compensation to Company directors that serve and/or will serve from time to time and that are employed by Israel Corporation. These directors may assign their equity compensation to Israel Corp. The said management agreement expired on December 31, 2017. Renewal of the management agreement for the period of 2018-2020, was approved by our Audit and Accounting Committee and our Board of Directors on December 4 and 5, 2017, respectively, and thereafter re-approved by the Audit and Accounting Committee and by the Board of Directors on January 17, 2018, subject to approval by the general meeting of our shareholders scheduled for April 24, 2018. Pursuant to the renewed management agreement, effective as of January 1, 2018: (1) the annual management fees paid to Israel Corporation will remain at the amount $1 million plus VAT, which would constitute the maximum amount for management services rendered on behalf of Israel Corporation; (2) such amount will include the overall compensation, both in equity and in cash, for the services of Company directors who are officers of Israel Corporation, so that during the period of the renewed management fees agreement the Company shall not pay any equity or cash compensation to its directors who are officers of Israel Corporation, beyond the said management fees, and all prior or other compensation arrangements relating to such directors were cancelled. In addition, the renewed agreement was amended so as to no longer include an increase of management fees to a threshold of $3.5 million plus VAT in case an executive chairman of the Board is appointed on behalf of Israel Corporation. All other provisions of the management agreement remained unchanged. The renewed management fees agreement will be brought for approval of the general meeting scheduled for April 24, 2018.

Note 26 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties (cont’d)

         In March 2017, ICL's Audit and Accounting Committee and its Board of Directors approved a framework agreement with the controlling shareholder, Israel Corporation Ltd. (hereinafter – Israel Corp.), for three years, according to which Israel Corp. can deposit, occasionally, an amount of up to $150 million in short‑term U.S. dollar or shekel deposits in ICL subject to ICL’s approval. In August 2017, the terms of the framework agreement was expanded to up to $250 million. The terms and conditions of the deposits, including the interest rate, will be determined on the date of the deposits. The deposits will be received by ICL without security. During 2017, ICL received loans, in the amount of $150 million, for a period of up to about 9 months, bearing interest at an annual rate of 1.51%–1.88%, which were repaid in November 2017. In November and December 2017, a subsidiary received loans, in the amount of $175 million, for a period of 6 months, bearing interest at an annual rate of 1.72%–1.99%. As at December 31, 2017, the balance of the short‑term loans is $175 million. Subsequent to the date of the report, the Company reduced its short‑term loans balance in the amount of $125 million.
         On December 2017, the Company, Oil Refineries Ltd. (a public company controlled by Israel Corporation Ltd.) and OPC Energy Ltd. (a public company that is controlled indirectly by one of the Company’s controlling shareholders) signed individual agreements with Energean Israel Limited for supply of natural gas. The company share will be up to 13 BCM of natural gas over a period of 15 years, in the total amount of about $1.9 billion. For additional information see Note 21.

E. Balances with interested parties

Composition:

As at December 31
2017	2016
$ millions	$ millions

Other current assets	38	8

Other current liabilities	191	20